Severance Indemnities and Pension Plans (Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Detail)	Mar. 31, 2026
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic, Japan | Pension benefits and SIPs | Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	26.30%
Domestic, Japan | Pension benefits and SIPs | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	22.50%
Domestic, Japan | Pension benefits and SIPs | Non-Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	14.20%
Domestic, Japan | Pension benefits and SIPs | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	22.10%
Domestic, Japan | Pension benefits and SIPs | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	1.30%
Domestic, Japan | Pension benefits and SIPs | Short-term assets and other
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	13.60%
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign offices and subsidiaries | Pension benefits | Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Pension benefits | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Pension benefits | Non-Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.20%
Foreign offices and subsidiaries | Pension benefits | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	57.40%
Foreign offices and subsidiaries | Pension benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	7.60%
Foreign offices and subsidiaries | Pension benefits | Short-term assets and other
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	4.80%
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign offices and subsidiaries | Other benefits | Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Other benefits | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Other benefits | Non-Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.00%
Foreign offices and subsidiaries | Other benefits | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	64.00%
Foreign offices and subsidiaries | Other benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	6.00%
Foreign offices and subsidiaries | Other benefits | Short-term assets and other
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%